ING INVESTORS TRUST

ING Global Resources Portfolio

(“Portfolio”)

Supplement dated August 3, 2011

to the Portfolio’s Adviser Class Prospectus, Institutional Class Prospectus,

 Service Class Prospectus and Service 2 Class Prospectus each dated April 29, 2011

 (each a “Prospectus” and collectively “Prospectuses”).

On or about August 1, 2011, John Bailey was added as a co-portfolio manager for the Portfolio. Effective immediately, the Portfolio’s Prospectuses are revised as follows:

1.               The sub-section entitled “Portfolio Managers” of the summary section of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
David Powers	John Bailey
Portfolio Manager (since 12/07)	Portfolio Manager (since 08/11)
Joseph Bassett
Portfolio Manager (since 04/10)

2.               The following paragraph is added to the section entitled “Management of the Funds — ING Global Resources Portfolio” of the Portfolio’s Prospectus:

John Bailey, Portfolio Manager and Senior Research Analyst for ING IM Co, is responsible for covering the natural resources sector. Mr. Bailey joined ING IM in 2011. Prior to joining ING IM, he was founder, managing partner, and portfolio manager at 1859 Partners LLC beginning in 2009. From 2006 to 2009, Mr. Bailey was a portfolio manager at Carlyle Blue Wave Partners L.P. and from 2004 to 2006 he was a consultant and vice president at the Amaranth Group L.L.C. Mr. Bailey began his career with the Federal Reserve Bank of New York as a research associate in the bank supervision division.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Global Resources Portfolio

(“Portfolio”)

Supplement dated August 3, 2011

to the Portfolio’s Adviser Class, Institutional Class, Service Class

 and Service 2 Class Statement of Additional Information (“SAI”) dated April 29, 2011

On or about August 1, 2011, John Bailey was added as a co-portfolio manager for the Portfolio. Effective immediately, the Portfolio’s SAI is revised as follows:

The tables in the sub-sections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Resources Portfolio” in the Portfolio’s SAI are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Bassett	5	$2,445,469,265	0	$0	0	$0
David Powers, CFA	6	$2,215,231,483	1	$82,039,197	1	$161,136
John Bailey(1)	0	$0	0	$0	0	$0

(1)          As of July 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund Shares Owned
Joseph Bassett	None
David Powers	None
John Bailey (1)	None

(1)          As of July 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE